Common Stock (Tables)	12 Months Ended
Dec. 31, 2021
Class of Stock [Line Items]
Summary Of Common Stock Capital Shares Reserved For Future Issuance
As of December 31, 2021, the Company has reserved the following shares of common stock for potential conversion of outstanding Preferred Stock, potential conversion of convertible debt and PIPE Notes with accrued interest through the applicable year-end, into Series D Preferred Stock, the vesting of restricted stock and exercise of stock options and preferred and common stock warrants:

AS OF DECEMBER 31, 2021
Convertible debt with accrued interest	6,684,122
Options to purchase common stock	19,803,226
Preferred stock warrants	651,988
Common stock warrants	207,376

Total	27,346,712